PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid license fees and usage fee	$ 4,476	$ 1,627
Prepaid income tax	3,390	1,768
Proceeds receivable from the employees' exercise and sales of equity awards	1,515	525
Advance to supplier	500
Deposit for share repurchase program	483	477
Prepayment to customs	365
Rental deposits	198	76
Interest receivable	81	308
Prepayment for IP acquisition		2,220
Others	294	121
Prepaid expenses and other current assets	$ 11,302	$ 7,122